EMPLOYEE BENEFIT PLANS - Schedule of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension expense (income)
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 3	$ 5
Interest cost	7	14	14
Expected return on assets	(9)	(22)	(19)
Amortization of actuarial loss from earlier periods	0	0	4
Settlement	(27)	(9)	0
Net periodic benefit cost	(30)	(15)	5
Other comprehensive income (loss) attributable to change from prior year	10	(42)
other comprehensive income (loss)	(20)	(57)
Post-Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	1
Interest cost	1	1	1
Prior service credit recognition	0	0	0
Expected return on assets	(1)	(1)	(2)
Net periodic benefit cost	0	0	$ (1)
Other comprehensive income (loss) attributable to change from prior year	3	1
other comprehensive income (loss)	$ 3	$ 0